STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - $ / shares	Dec. 31, 2025	Mar. 14, 2012
Warrant [Member] | Series B Preferred Convertible Stock [Member]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsPercentage-0]	93.75%
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsCoveragePercentage-0]	50.00%
Warrants and Rights Outstanding, Term	5 years
Warrant [Member] | Minimum [Member] | Series B Preferred Convertible Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1
Warrant [Member] | 10% OID Senior Secured Convertible Notes [Member]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsPercentage-0]	93.75%
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsCoveragePercentage-0]	50.00%
Warrants and Rights Outstanding, Term	5 years
Warrant [Member] | 10% OID Senior Secured Convertible Notes [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1
Warrant [Member] | 35 % OID Super Priority Senior Secured Convertible Notes [Member]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsPercentage-0]	93.75%
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsCoveragePercentage-0]	50.00%
Warrants and Rights Outstanding, Term	5 years
Warrant [Member] | 35 % OID Super Priority Senior Secured Convertible Notes [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1
Warrant [Member] | 20% OID Senior Secured Convertible Notes Payable [Member]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsPercentage-0]	85.00%
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsCoveragePercentage-0]	150.00%
Warrants and Rights Outstanding, Term	5 years
Warrant [Member] | Non Convertible Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.05
Warrants and Rights Outstanding, Term	5 years
Other Warrants [Member]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsPercentage-0]	93.75%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	850,000
Other Warrants [Member] | One Holder [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.05
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,000
Other Warrants [Member] | Second Holder [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	350,000
Other Warrants [Member] | Third Holder [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	300,000
Other Warrants [Member] | Two Separate Holder [Member]
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	150,000
2011 Incentive Stock Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance		500,000